Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust I
Entity Central Index Key	0001126087
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000100075
Shareholder Report [Line Items]
Fund Name	AB Global Dynamic Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Dynamic Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 2,600,839,956
Holdings Count | Holding	1,870
Advisory Fees Paid, Amount	$ 7,977,579
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,600,839,956 # of Portfolio Investments1,870 Portfolio Turnover Rate6% Total Advisory Fees Paid$7,977,579
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	18.8
U.S. Treasury Bonds	8.6
French Republic Government Bonds OAT	1.4
Japan Government Two Year Bonds	1.3
Federal Home Loan Banks	1.1
Federal National Mortgage Association	1.1
Bundesrepublik Deutschland Bundesanleihe	1.0
Italy Buoni Poliennali Del Tesoro	0.9
U.K. Gilts	0.9
Japan Government Thirty Year Bonds	0.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	1.8
NVIDIA Corp.	1.6
Apple, Inc.	1.6
Alphabet, Inc.	1.1
Amazon.com, Inc.	1.0
Novo Nordisk AS	0.7
Meta Platforms, Inc.	0.6
ASML Holding NV	0.6
Berkshire Hathaway, Inc.	0.4
Eli Lilly & Co.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210967
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 500,866,045
Holdings Count | Holding	741
Advisory Fees Paid, Amount	$ 1,360,435
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$500,866,045 # of Portfolio Investments741 Portfolio Turnover Rate49% Total Advisory Fees Paid$1,360,435
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.8
Short-Term Investments	2.6
U.S. Treasury & Government Agencies	5.4
Corporate Bonds & Notes	31.7
Foreign Government	55.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.K. Gilts	4.0
China Government Bonds	3.5
U.S. Treasury Notes	3.0
Italy Buoni Poliennali Del Tesoro	2.1
Petroleos Mexicanos	2.1
Spain Government Bonds	2.1
Canada Government Real Return Bonds	2.0
Japan Government Twenty Year Bonds	1.8
Egypt Government International Bonds	1.6
Indonesia Treasury Bonds	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210964
Shareholder Report [Line Items]
Fund Name	AB International Bond Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 500,866,045
Holdings Count | Holding	741
Advisory Fees Paid, Amount	$ 1,360,435
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$500,866,045 # of Portfolio Investments741 Portfolio Turnover Rate49% Total Advisory Fees Paid$1,360,435
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.2
Mortgage-Backed Securities	1.2
Asset-Backed Securities	1.8
Short-Term Investments	2.6
U.S. Treasury & Government Agencies	5.4
Corporate Bonds & Notes	31.7
Foreign Government	55.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.K. Gilts	4.0
China Government Bonds	3.5
U.S. Treasury Notes	3.0
Italy Buoni Poliennali Del Tesoro	2.1
Petroleos Mexicanos	2.1
Spain Government Bonds	2.1
Canada Government Real Return Bonds	2.0
Japan Government Twenty Year Bonds	1.8
Egypt Government International Bonds	1.6
Indonesia Treasury Bonds	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030705
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 356,883,970
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,195,853
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,883,970 # of Portfolio Investments83 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,195,853
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	4.5
Consumer Discretionary	5.5
Energy	5.7
Utilities	6.2
Consumer Staples	7.2
Real Estate	8.9
Health Care	8.9
Materials	9.6
Financials	19.7
Industrials	21.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

AerCap Holdings NV	3.6
Arch Capital Group Ltd.	3.3
CBRE Group, Inc.	3.2
Carlisle Cos., Inc.	3.0
Keurig Dr Pepper, Inc.	2.9
Republic Services, Inc.	2.8
Jacobs Solutions, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030706
Shareholder Report [Line Items]
Fund Name	Allspring Mid Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Allspring Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 356,883,970
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,195,853
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$356,883,970 # of Portfolio Investments83 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,195,853
Holdings [Text Block]

Top 10 Sectors

Value	Value
Information Technology	4.5
Consumer Discretionary	5.5
Energy	5.7
Utilities	6.2
Consumer Staples	7.2
Real Estate	8.9
Health Care	8.9
Materials	9.6
Financials	19.7
Industrials	21.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

AerCap Holdings NV	3.6
Arch Capital Group Ltd.	3.3
CBRE Group, Inc.	3.2
Carlisle Cos., Inc.	3.0
Keurig Dr Pepper, Inc.	2.9
Republic Services, Inc.	2.8
Jacobs Solutions, Inc.	2.8
L3Harris Technologies, Inc.	2.7
Vulcan Materials Co.	2.7
Allstate Corp.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063060
Shareholder Report [Line Items]
Fund Name	American Funds Balanced Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 4,108,798,374
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,207,245
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,108,798,374 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,207,245
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.8
Global Equities	3.0
High Yield Fixed Income	4.3
International Developed Market Equities	15.3
Investment Grade Fixed Income	23.3
U.S. Large Cap Equities	49.4

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.6
American Funds Growth-Income Fund, Class 1	9.2
American Funds Growth Fund, Class 1	8.7
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds AMCAP Fund, Class R-6	8.2
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063061
Shareholder Report [Line Items]
Fund Name	American Funds Balanced Allocation Portfolio
Class Name	Class C
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 4,108,798,374
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,207,245
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,108,798,374 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,207,245
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	2.0
Global Fixed Income	2.8
Global Equities	3.0
High Yield Fixed Income	4.3
International Developed Market Equities	15.3
Investment Grade Fixed Income	23.3
U.S. Large Cap Equities	49.4

Largest Holdings [Text Block]

Top 10 Holdings

American Funds The Bond Fund of America, Class 1	12.8
American Funds U.S. Government Securities Fund, Class R-6	10.6
American Funds Growth-Income Fund, Class 1	9.2
American Funds Growth Fund, Class 1	8.7
American Funds International Growth & Income Fund, Class R-6	8.6
American Funds AMCAP Fund, Class R-6	8.2
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds Fundamental Investors Fund, Class R-6	8.1
American Funds American Mutual Fund, Class R-6	7.1
American Funds International Fund, Class 1	6.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063063
Shareholder Report [Line Items]
Fund Name	American Funds Growth Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 2,887,552,701
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 900,277
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,887,552,701 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$900,277
Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.5
Emerging Market Equities	3.0
Global Equities	4.9
Investment Grade Fixed Income	5.8
International Developed Market Equities	19.6
U.S. Large Cap Equities	62.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	10.8
American Funds Growth Fund, Class 1	10.7
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.9
American Funds Smallcap World Fund, Inc., Class R6	4.9
American Funds The Bond Fund of America, Class 1	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063064
Shareholder Report [Line Items]
Fund Name	American Funds Growth Allocation Portfolio
Class Name	Class C
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Growth Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 2,887,552,701
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 900,277
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,887,552,701 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$900,277
Holdings [Text Block]

Asset Allocation

Value	Value
Global Fixed Income	1.4
High Yield Fixed Income	2.5
Emerging Market Equities	3.0
Global Equities	4.9
Investment Grade Fixed Income	5.8
International Developed Market Equities	19.6
U.S. Large Cap Equities	62.9

Largest Holdings [Text Block]

Top 10 Holdings

American Funds AMCAP Fund, Class R-6	11.7
American Funds Fundamental Investors Fund, Class R-6	11.1
American Funds International Growth & Income Fund, Class R-6	10.8
American Funds Growth Fund, Class 1	10.7
American Funds Growth-Income Fund, Class 1	10.1
American Funds Washington Mutual Investors Fund, Class 1	10.1
American Funds American Mutual Fund, Class R-6	9.1
American Funds International Fund, Class 1	8.9
American Funds Smallcap World Fund, Inc., Class R6	4.9
American Funds The Bond Fund of America, Class 1	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030657
Shareholder Report [Line Items]
Fund Name	American Funds Growth Portfolio
Class Name	Class C
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment. The expense table below reflects the expenses of both the American Funds Growth Portfolio (the "Feeder Fund") and the Master Fund.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$49	0.91%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,776,819,966
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,776,819,966 # of Portfolio Investments1 Portfolio Turnover Rate3% Total Advisory Fees Paid$0
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	0.8
Materials	1.5
Consumer Staples	2.6
Energy	3.8
Financials	7.0
Industrials	10.9
Consumer Discretionary	12.2
Health Care	15.0
Communication Services	19.8
Information Technology	24.2

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc.	8.5
Microsoft Corp.	5.4
Netflix, Inc.	4.7
Alphabet, Inc.	4.6
Tesla, Inc.	3.5
NVIDIA Corp.	3.1
Broadcom, Inc.	3.0
Regeneron Pharmaceuticals, Inc.	2.1
TransDigm Group, Inc.	2.1
Intuitive Surgical, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063057
Shareholder Report [Line Items]
Fund Name	American Funds Moderate Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 2,006,369,110
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 689,077
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,006,369,110 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$689,077
Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.3
High Yield Fixed Income	5.3
International Developed Market Equities	11.9
Investment Grade Fixed Income	38.2
U.S. Large Cap Equities	39.4

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.1
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds International Fund, Class 1	5.5
American Funds High-Income Trust Fund, Class R-6	5.3
American Funds AMCAP Fund, Class R-6	5.1
American Funds Fundamental Investors Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063058
Shareholder Report [Line Items]
Fund Name	American Funds Moderate Allocation Portfolio
Class Name	Class C
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the American Funds Moderate Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 2,006,369,110
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 689,077
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,006,369,110 # of Portfolio Investments14 Portfolio Turnover Rate2% Total Advisory Fees Paid$689,077
Holdings [Text Block]

Asset Allocation

Value	Value
Global Equities	1.0
Emerging Market Equities	1.0
Global Fixed Income	3.3
High Yield Fixed Income	5.3
International Developed Market Equities	11.9
Investment Grade Fixed Income	38.2
U.S. Large Cap Equities	39.4

Largest Holdings [Text Block]

Top 10 Holdings

American Funds U.S. Government Securities Fund, Class R-6	19.2
American Funds The Bond Fund of America, Class 1	19.1
American Funds Growth-Income Fund, Class 1	8.1
American Funds Washington Mutual Investors Fund, Class 1	8.1
American Funds American Mutual Fund, Class R-6	8.1
American Funds International Growth & Income Fund, Class R-6	6.4
American Funds International Fund, Class 1	5.5
American Funds High-Income Trust Fund, Class R-6	5.3
American Funds AMCAP Fund, Class R-6	5.1
American Funds Fundamental Investors Fund, Class R-6	5.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100078
Shareholder Report [Line Items]
Fund Name	BlackRock Global Tactical Strategies Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Global Tactical Strategies Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 4,076,557,275
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 12,178,453
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,076,557,275 # of Portfolio Investments94 Portfolio Turnover Rate19% Total Advisory Fees Paid$12,178,453
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.1
U.S. Small Cap Equities	3.3
Commodities	4.0
International Developed Market Equities	26.3
U.S. Large Cap Equities	28.1
iInvestment Grade Fixed Income	30.4

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core MSCI EAFE ETF	23.8
iShares Core S&P 500 ETF	20.4
Vanguard Total Bond Market ETF	18.0
iShares Core US Aggregate Bond ET	17.5
iShares U.S. Real Estate ETF	2.1
Technology Select Sector SPDR Fund	1.6
Financial Select Sector SPDR Fund	0.7
Health Care Select Sector SPDR Fund	0.6
Consumer Discretionary Select Sector SPDR Fund	0.5
Communication Services Select Sector SPDR Fund	0.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030750
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 954,755,755
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 2,706,491
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$954,755,755 # of Portfolio Investments1,239 Portfolio Turnover Rate34% Total Advisory Fees Paid$2,706,491
Holdings [Text Block]

Top 10 Sectors

Value	Value
Entertainment	3.0
Healthcare-Services	3.0
Aerospace/Defense	3.7
Telecommunications	4.6
Media	4.6
Commercial Services	5.0
Pipelines	5.4
Oil & Gas	5.6
Insurance	6.7
Software	8.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.0
HUB International Ltd.	2.0
TransDigm, Inc.	1.8
Venture Global LNG, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.5
Clear Channel Outdoor Holdings, Inc.	1.4
Athenahealth Group, Inc.	1.1
Mauser Packaging Solutions Holding Co.	1.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Level 3 Financing, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030751
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 954,755,755
Holdings Count | Holding	1,239
Advisory Fees Paid, Amount	$ 2,706,491
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$954,755,755 # of Portfolio Investments1,239 Portfolio Turnover Rate34% Total Advisory Fees Paid$2,706,491
Holdings [Text Block]

Top 10 Sectors

Value	Value
Entertainment	3.0
Healthcare-Services	3.0
Aerospace/Defense	3.7
Telecommunications	4.6
Media	4.6
Commercial Services	5.0
Pipelines	5.4
Oil & Gas	5.6
Insurance	6.7
Software	8.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	2.0
HUB International Ltd.	2.0
TransDigm, Inc.	1.8
Venture Global LNG, Inc.	1.7
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	1.5
Clear Channel Outdoor Holdings, Inc.	1.4
Athenahealth Group, Inc.	1.1
Mauser Packaging Solutions Holding Co.	1.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0
Level 3 Financing, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030680
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,719,975,116
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 612,447
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,719,975,116 # of Portfolio Investments31 Portfolio Turnover Rate7% Total Advisory Fees Paid$612,447
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.5
U.S. Small Cap Equities	11.1
International Developed Market Equities	22.4
U.S. Large Cap Equities	49.2

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.4
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.2
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.0
Baillie Gifford International Stock Portfolio, Class A	4.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030681
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 100 Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 100 Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 1,719,975,116
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 612,447
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,719,975,116 # of Portfolio Investments31 Portfolio Turnover Rate7% Total Advisory Fees Paid$612,447
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	2.9
U.S. Mid Cap Equities	4.4
Global Equities	4.5
Emerging Market Equities	5.5
U.S. Small Cap Equities	11.1
International Developed Market Equities	22.4
U.S. Large Cap Equities	49.2

Largest Holdings [Text Block]

Top 10 Holdings

Loomis Sayles Growth Portfolio, Class A	6.4
MFS Value Portfolio, Class A	6.3
Jennison Growth Portfolio, Class A	6.1
Invesco Comstock Portfolio, Class A	5.8
T. Rowe Price Large Cap Value Portfolio, Class A	5.8
T. Rowe Price Large Cap Growth Portfolio, Class A	5.7
Harris Oakmark International Portfolio, Class A	5.2
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	5.0
Brighthouse/Dimensional International Small Company Portfolio, Class A	5.0
Baillie Gifford International Stock Portfolio, Class A	4.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100083
Shareholder Report [Line Items]
Fund Name	Brighthouse Balanced Plus Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Balanced Plus Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 7,381,935,508
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 8,934,963
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,381,935,508 # of Portfolio Investments121 Portfolio Turnover Rate17% Total Advisory Fees Paid$8,934,963
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.9
Emerging Market Equities	1.9
Global Equities	2.4
International Fixed Income	2.5
U.S. Small Cap Equities	4.9
U.S. Mid Cap Equities	5.5
High Yield Fixed Income	5.8
International Developed Market Equities	12.4
U.S. Large Cap Equities	38.1
Investment Grade Fixed Income	64.7

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.3
TCW Core Fixed Income Portfolio, Class A	6.0
PIMCO Total Return Portfolio, Class A	5.5
JPMorgan Core Bond Portfolio, Class A	4.3
U.S. Treasury Notes, 0.750%, due 05/31/26	3.8
Harris Oakmark International Portfolio, Class A	3.6
Western Asset Management U.S. Government Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.3
Baillie Gifford International Stock Portfolio, Class A	2.8
MFS Research International Portfolio, Class A	2.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030660
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 832,069,072
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,322,845
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$832,069,072 # of Portfolio Investments253 Portfolio Turnover Rate9% Total Advisory Fees Paid$3,322,845
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.9
Real Estate	3.9
Health Care	4.2
Information Technology	6.4
Consumer Staples	6.9
Consumer Discretionary	6.9
Energy	7.8
Materials	12.6
Financials	22.5
Industrials	24.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

J & J Snack Foods Corp.	2.4
Innospec, Inc.	2.0
Avient Corp.	1.9
Mueller Industries, Inc.	1.8
Franklin Electric Co., Inc.	1.6
Hancock Whitney Corp.	1.6
Belden, Inc.	1.4
Atkore, Inc.	1.4
UMB Financial Corp.	1.4
Eagle Materials, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030661
Shareholder Report [Line Items]
Fund Name	Brighthouse Small Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 832,069,072
Holdings Count | Holding	253
Advisory Fees Paid, Amount	$ 3,322,845
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$832,069,072 # of Portfolio Investments253 Portfolio Turnover Rate9% Total Advisory Fees Paid$3,322,845
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.9
Real Estate	3.9
Health Care	4.2
Information Technology	6.4
Consumer Staples	6.9
Consumer Discretionary	6.9
Energy	7.8
Materials	12.6
Financials	22.5
Industrials	24.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

J & J Snack Foods Corp.	2.4
Innospec, Inc.	2.0
Avient Corp.	1.9
Mueller Industries, Inc.	1.8
Franklin Electric Co., Inc.	1.6
Hancock Whitney Corp.	1.6
Belden, Inc.	1.4
Atkore, Inc.	1.4
UMB Financial Corp.	1.4
Eagle Materials, Inc.	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030675
Shareholder Report [Line Items]
Fund Name	Brighthouse/abrdn Emerging Markets Equity Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/abrdn Emerging Markets Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred subsequent to the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 818,942,149
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 3,606,909
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,942,149 # of Portfolio Investments67 Portfolio Turnover Rate19% Total Advisory Fees Paid$3,606,909
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.4
Utilities	2.8
Energy	3.5
Materials	4.9
Consumer Staples	5.1
Industrials	9.0
Communication Services	9.3
Consumer Discretionary	11.2
Financials	20.6
Information Technology	30.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9
Tencent Holdings Ltd.	7.0
Samsung Electronics Co. Ltd.	6.9
Alibaba Group Holding Ltd.	3.4
HDFC Bank Ltd.	2.9
Power Grid Corp. of India Ltd.	2.8
Southern Copper Corp.	2.0
MediaTek, Inc.	2.0
Kaspi.KZ JSC	1.9
ICICI Bank Ltd.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio since June 30, 2024.

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Material Fund Change Adviser [Text Block]

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since June 30, 2024.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030676
Shareholder Report [Line Items]
Fund Name	Brighthouse/abrdn Emerging Markets Equity Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/abrdn Emerging Markets Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred subsequent to the reporting period.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 818,942,149
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 3,606,909
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$818,942,149 # of Portfolio Investments67 Portfolio Turnover Rate19% Total Advisory Fees Paid$3,606,909
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.4
Utilities	2.8
Energy	3.5
Materials	4.9
Consumer Staples	5.1
Industrials	9.0
Communication Services	9.3
Consumer Discretionary	11.2
Financials	20.6
Information Technology	30.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	12.9
Tencent Holdings Ltd.	7.0
Samsung Electronics Co. Ltd.	6.9
Alibaba Group Holding Ltd.	3.4
HDFC Bank Ltd.	2.9
Power Grid Corp. of India Ltd.	2.8
Southern Copper Corp.	2.0
MediaTek, Inc.	2.0
Kaspi.KZ JSC	1.9
ICICI Bank Ltd.	1.9

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio since June 30, 2024.

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Material Fund Change Adviser [Text Block]

Subsequent to June 30, 2024, the Board of Trustees of Brighthouse Funds Trust I (the “Board”) approved a change of subadviser for the Portfolio from abrdn Investments Limited to SSGA Funds Management, Inc. effective on August 19, 2024. The Board also approved changes to the Portfolio’s investment objective, principal investment strategies, and a change in the name of the Portfolio to SSGA Emerging Markets Enhanced Index Portfolio II effective on August 19, 2024. Effective with this change, the Adviser is waiving additional advisory fees, anticipating a net advisory fee of 0.446% after taking account of such waiver.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Portfolio since June 30, 2024.
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140956
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 898,822,183
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,385,109
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$898,822,183 # of Portfolio Investments73 Portfolio Turnover Rate41% Total Advisory Fees Paid$3,385,109
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	2.4
Consumer Staples	2.4
Real Estate	2.9
Information Technology	3.9
Consumer Discretionary	5.5
Materials	11.9
Health Care	18.3
Financials	23.8
Industrials	24.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	6.1
UBS Group AG	5.8
Amazon.com, Inc.	5.5
Linde PLC	4.6
Air Liquide SA	4.3
BAE Systems PLC	3.6
UCB SA	3.5
Argenx SE	3.4
Melrose Industries PLC	3.1
Deutsche Boerse AG	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000140957
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan International Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 898,822,183
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,385,109
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$898,822,183 # of Portfolio Investments73 Portfolio Turnover Rate41% Total Advisory Fees Paid$3,385,109
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	2.4
Consumer Staples	2.4
Real Estate	2.9
Information Technology	3.9
Consumer Discretionary	5.5
Materials	11.9
Health Care	18.3
Financials	23.8
Industrials	24.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	6.1
UBS Group AG	5.8
Amazon.com, Inc.	5.5
Linde PLC	4.6
Air Liquide SA	4.3
BAE Systems PLC	3.6
UCB SA	3.5
Argenx SE	3.4
Melrose Industries PLC	3.1
Deutsche Boerse AG	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 584,733,951
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,738,225
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$584,733,951 # of Portfolio Investments468 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,738,225
Holdings [Text Block]

Top 10 Sectors

Value	Value
Internet	2.6
Entertainment	3.0
Healthcare-Services	3.2
Building Materials	3.6
Retail	4.1
Diversified Financial Services	5.1
Chemicals	5.2
Insurance	5.7
Commercial Services	11.1
Software	13.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	1.2
AmWINS Group, Inc.	1.2
Asurion LLC	1.2
Quikrete Holdings, Inc.	1.1
TransDigm, Inc.	1.1
INEOS U.S. Finance LLC	1.0
UKG, Inc.	1.0
Epicor Software Corp.	1.0
Wec U.S. Holdings Ltd.	0.9
Edelman Financial Engines Center LLC	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000088088
Shareholder Report [Line Items]
Fund Name	Brighthouse/Eaton Vance Floating Rate Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Eaton Vance Floating Rate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 584,733,951
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,738,225
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$584,733,951 # of Portfolio Investments468 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,738,225
Holdings [Text Block]

Top 10 Sectors

Value	Value
Internet	2.6
Entertainment	3.0
Healthcare-Services	3.2
Building Materials	3.6
Retail	4.1
Diversified Financial Services	5.1
Chemicals	5.2
Insurance	5.7
Commercial Services	11.1
Software	13.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Cloud Software Group, Inc.	1.2
AmWINS Group, Inc.	1.2
Asurion LLC	1.2
Quikrete Holdings, Inc.	1.1
TransDigm, Inc.	1.1
INEOS U.S. Finance LLC	1.0
UKG, Inc.	1.0
Epicor Software Corp.	1.0
Wec U.S. Holdings Ltd.	0.9
Edelman Financial Engines Center LLC	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100086
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 721,980,174
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 1,505,118
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$721,980,174 # of Portfolio Investments516 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,505,118
Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.5
Floating Rate Loans	2.1
Short-Term Investments	4.7
Mortgage-Backed Securities	4.7
Asset-Backed Securities	18.2
U.S. Treasury & Government Agencies	23.8
Corporate Bonds & Notes	46.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.1
American Express Credit Account Master Trust	1.8
Goldman Sachs Group, Inc.	1.3
Discover Card Execution Note Trust	1.3
Morgan Stanley	1.2
JPMorgan Chase & Co.	1.2
U.S. Treasury Inflation-Indexed Notes	1.1
Honda Auto Receivables Owner Trust	1.1
GM Financial Consumer Automobile Receivables Trust	1.0
BA Credit Card Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100087
Shareholder Report [Line Items]
Fund Name	Brighthouse/Franklin Low Duration Total Return Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Franklin Low Duration Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 721,980,174
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 1,505,118
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$721,980,174 # of Portfolio Investments516 Portfolio Turnover Rate26% Total Advisory Fees Paid$1,505,118
Holdings [Text Block]

Asset Allocation

Value	Value
Common Stocks	0.0Footnote Reference*
Escrow Shares	0.0Footnote Reference*
Foreign Government	0.2
Municipals	1.5
Floating Rate Loans	2.1
Short-Term Investments	4.7
Mortgage-Backed Securities	4.7
Asset-Backed Securities	18.2
U.S. Treasury & Government Agencies	23.8
Corporate Bonds & Notes	46.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	20.1
American Express Credit Account Master Trust	1.8
Goldman Sachs Group, Inc.	1.3
Discover Card Execution Note Trust	1.3
Morgan Stanley	1.2
JPMorgan Chase & Co.	1.2
U.S. Treasury Inflation-Indexed Notes	1.1
Honda Auto Receivables Owner Trust	1.1
GM Financial Consumer Automobile Receivables Trust	1.0
BA Credit Card Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075557
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.74%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.74%
AssetsNet	$ 502,780,533
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,610,905
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$502,780,533 # of Portfolio Investments124 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,610,905
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.1
U.S. Treasury & Government Agencies	4.2
Short-Term Investments	5.8
Foreign Government	83.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Malaysia Government Bonds	8.6
Korea Treasury Bonds	8.2
Mexico Bonos	7.8
Colombia TES	6.7
Brazil Notas do Tesouro Nacional	6.5
India Government Bonds	5.1
Panama Government International Bonds	5.0
Egypt Treasury Bills	4.7
Indonesia Treasury Bonds	4.6
Norway Government Bonds	4.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075558
Shareholder Report [Line Items]
Fund Name	Brighthouse/Templeton International Bond Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Templeton International Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.99%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
AssetsNet	$ 502,780,533
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,610,905
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$502,780,533 # of Portfolio Investments124 Portfolio Turnover Rate25% Total Advisory Fees Paid$1,610,905
Holdings [Text Block]

Asset Allocation

Value	Value
Corporate Bonds & Notes	4.1
U.S. Treasury & Government Agencies	4.2
Short-Term Investments	5.8
Foreign Government	83.8

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Malaysia Government Bonds	8.6
Korea Treasury Bonds	8.2
Mexico Bonos	7.8
Colombia TES	6.7
Brazil Notas do Tesouro Nacional	6.5
India Government Bonds	5.1
Panama Government International Bonds	5.0
Egypt Treasury Bills	4.7
Indonesia Treasury Bonds	4.6
Norway Government Bonds	4.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030760
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 2,432,083,673
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 5,696,999
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,432,083,673 # of Portfolio Investments212 Portfolio Turnover Rate35% Total Advisory Fees Paid$5,696,999
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030761
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,432,083,673
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 5,696,999
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,432,083,673 # of Portfolio Investments212 Portfolio Turnover Rate35% Total Advisory Fees Paid$5,696,999
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030763
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Large Cap Research Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Large Cap Research Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 2,432,083,673
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 5,696,999
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,432,083,673 # of Portfolio Investments212 Portfolio Turnover Rate35% Total Advisory Fees Paid$5,696,999
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.3
Utilities	2.4
Consumer Staples	4.4
Energy	4.5
Industrials	7.3
Communication Services	9.4
Consumer Discretionary	11.2
Financials	13.4
Health Care	13.8
Information Technology	29.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	6.1
Microsoft Corp.	5.9
Amazon.com, Inc.	5.4
Alphabet, Inc.	5.3
NVIDIA Corp.	5.1
Eli Lilly & Co.	2.1
Exxon Mobil Corp.	2.0
Adobe, Inc.	1.9
TJX Cos., Inc.	1.6
Advanced Micro Devices, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030620
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 919,447,492
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,784,966
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$919,447,492 # of Portfolio Investments114 Portfolio Turnover Rate39% Total Advisory Fees Paid$2,784,966
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030621
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 919,447,492
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,784,966
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$919,447,492 # of Portfolio Investments114 Portfolio Turnover Rate39% Total Advisory Fees Paid$2,784,966
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030623
Shareholder Report [Line Items]
Fund Name	CBRE Global Real Estate Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CBRE Global Real Estate Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 919,447,492
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,784,966
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$919,447,492 # of Portfolio Investments114 Portfolio Turnover Rate39% Total Advisory Fees Paid$2,784,966
Holdings [Text Block]

Top 10 Industries

Value	Value
Hotels, Restaurants & Leisure	1.8
Office Reits	2.1
Hotel & Resort Reits	2.8
Diversified Reits	5.4
Health Care Reits	6.5
Real Estate Management & Development	8.7
Residential Reits	9.6
Industrial Reits	14.4
Specialized Reits	20.7
Retail Reits	26.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Equinix, Inc.	6.7
Realty Income Corp.	6.3
Simon Property Group, Inc.	6.1
Public Storage	4.6
Welltower, Inc.	3.5
Sun Communities, Inc.	2.9
VICI Properties, Inc.	2.8
AvalonBay Communities, Inc.	2.4
CubeSmart	2.4
Goodman Group	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030710
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.73%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,121,483,265
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,578,023
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,121,483,265 # of Portfolio Investments80 Portfolio Turnover Rate18% Total Advisory Fees Paid$7,578,023
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030711
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.98%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%
AssetsNet	$ 2,121,483,265
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,578,023
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,121,483,265 # of Portfolio Investments80 Portfolio Turnover Rate18% Total Advisory Fees Paid$7,578,023
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030713
Shareholder Report [Line Items]
Fund Name	Harris Oakmark International Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Harris Oakmark International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 2,121,483,265
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,578,023
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,121,483,265 # of Portfolio Investments80 Portfolio Turnover Rate18% Total Advisory Fees Paid$7,578,023
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	5.0
Materials	5.1
Consumer Staples	5.7
Information Technology	6.4
Health Care	13.5
Industrials	19.2
Financials	20.4
Consumer Discretionary	21.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

BNP Paribas SA	3.5
Bayer AG	3.5
Lloyds Banking Group PLC	3.3
CNH Industrial NV	3.2
Kering SA	3.0
Prudential PLC	2.9
Mercedes-Benz Group AG	2.7
Prosus NV	2.6
Continental AG	2.5
Fresenius Medical Care AG	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112664
Shareholder Report [Line Items]
Fund Name	Invesco Balanced-Risk Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Balanced-Risk Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 1,096,845,216
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 3,479,610
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,096,845,216 # of Portfolio Investments114 Portfolio Turnover Rate29% Total Advisory Fees Paid$3,479,610
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Large Cap Equities	3.0
U.S. Small Cap Equities	4.8
Emerging Market Equities	6.5
International Developed Market Equities	15.9
Commodities	31.9
Global Developed Bonds	49.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030670
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 1,912,729,892
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,100,494
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,912,729,892 # of Portfolio Investments102 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,100,494
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.3
Materials	3.3
Consumer Discretionary	3.7
Communication Services	9.0
Consumer Staples	9.4
Energy	10.3
Information Technology	11.8
Industrials	12.0
Health Care	15.8
Financials	18.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Wells Fargo & Co.	3.3
Bank of America Corp.	2.9
Microsoft Corp.	2.9
Philip Morris International, Inc.	2.7
Meta Platforms, Inc.	2.4
Elevance Health, Inc.	2.4
FedEx Corp.	2.2
Chevron Corp.	2.2
Suncor Energy, Inc.	2.1
Alphabet, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030671
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Comstock Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,912,729,892
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,100,494
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,912,729,892 # of Portfolio Investments102 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,100,494
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.3
Materials	3.3
Consumer Discretionary	3.7
Communication Services	9.0
Consumer Staples	9.4
Energy	10.3
Information Technology	11.8
Industrials	12.0
Health Care	15.8
Financials	18.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Wells Fargo & Co.	3.3
Bank of America Corp.	2.9
Microsoft Corp.	2.9
Philip Morris International, Inc.	2.7
Meta Platforms, Inc.	2.4
Elevance Health, Inc.	2.4
FedEx Corp.	2.2
Chevron Corp.	2.2
Suncor Energy, Inc.	2.1
Alphabet, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063051
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 1,183,975,364
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,069,069
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,183,975,364 # of Portfolio Investments75 Portfolio Turnover Rate3% Total Advisory Fees Paid$3,069,069
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063048
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,183,975,364
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,069,069
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,183,975,364 # of Portfolio Investments75 Portfolio Turnover Rate3% Total Advisory Fees Paid$3,069,069
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000063050
Shareholder Report [Line Items]
Fund Name	Invesco Global Equity Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Global Equity Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,183,975,364
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,069,069
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,183,975,364 # of Portfolio Investments75 Portfolio Turnover Rate3% Total Advisory Fees Paid$3,069,069
Holdings [Text Block]

Top Sectors

Value	Value
Materials	0.7
Real Estate	4.8
Financials	8.4
Consumer Discretionary	10.2
Industrials	10.3
Health Care	12.9
Communication Services	21.9
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Alphabet, Inc.	12.0
Meta Platforms, Inc.	8.2
Novo Nordisk AS	5.4
Analog Devices, Inc.	5.1
DLF Ltd.	4.8
Intuit, Inc.	4.1
S&P Global, Inc.	3.7
LVMH Moet Hennessy Louis Vuitton SE	3.5
Airbus SE	3.4
NVIDIA Corp.	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030546
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 895,884,137
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,569,476
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,884,137 # of Portfolio Investments142 Portfolio Turnover Rate23% Total Advisory Fees Paid$3,569,476
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030547
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 895,884,137
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,569,476
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,884,137 # of Portfolio Investments142 Portfolio Turnover Rate23% Total Advisory Fees Paid$3,569,476
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030549
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Invesco Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
AssetsNet	$ 895,884,137
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 3,569,476
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$895,884,137 # of Portfolio Investments142 Portfolio Turnover Rate23% Total Advisory Fees Paid$3,569,476
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	1.4
Materials	3.6
Energy	4.1
Consumer Staples	4.6
Financials	6.0
Consumer Discretionary	12.4
Industrials	19.6
Information Technology	22.4
Health Care	23.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Glaukos Corp.	1.7
Natera, Inc.	1.6
Onto Innovation, Inc.	1.5
Wingstop, Inc.	1.5
TransMedics Group, Inc.	1.4
Clean Harbors, Inc.	1.3
Tenet Healthcare Corp.	1.3
Guidewire Software, Inc.	1.3
TMX Group Ltd.	1.3
nVent Electric PLC	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030600
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,343,282,940
Holdings Count | Holding	1,108
Advisory Fees Paid, Amount	$ 2,700,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,343,282,940 # of Portfolio Investments1,108 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,700,866
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.3
Short-Term Investments	0.5
Mortgage-Backed Securities	3.1
Asset-Backed Securities	12.6
Corporate Bonds & Notes	26.6
U.S. Treasury & Government Agencies	56.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	13.1
U.S. Treasury Notes	13.0
U.S. Treasury Bonds	11.0
Government National Mortgage Association	4.0
U.S. Treasury STRIPS Coupon	3.4
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.7
Government National Mortgage Association REMICS	1.7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030601
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Core Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,343,282,940
Holdings Count | Holding	1,108
Advisory Fees Paid, Amount	$ 2,700,866
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,343,282,940 # of Portfolio Investments1,108 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,700,866
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Foreign Government	0.3
Short-Term Investments	0.5
Mortgage-Backed Securities	3.1
Asset-Backed Securities	12.6
Corporate Bonds & Notes	26.6
U.S. Treasury & Government Agencies	56.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	13.1
U.S. Treasury Notes	13.0
U.S. Treasury Bonds	11.0
Government National Mortgage Association	4.0
U.S. Treasury STRIPS Coupon	3.4
Federal Home Loan Mortgage Corp.	3.0
Federal National Mortgage Association-ACES	2.3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	1.7
Government National Mortgage Association REMICS	1.7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	1.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112668
Shareholder Report [Line Items]
Fund Name	JPMorgan Global Active Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Global Active Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 1,418,684,519
Holdings Count | Holding	1,394
Advisory Fees Paid, Amount	$ 4,768,074
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,418,684,519 # of Portfolio Investments1,394 Portfolio Turnover Rate41% Total Advisory Fees Paid$4,768,074
Holdings [Text Block]

Top 10 Fixed Income Issuers

Barclays Bank PLC	1.9
Federal National Mortgage Association	1.6
U.S. Treasury Notes	1.5
STMicroelectronics NV	1.0
Safran SA	0.9
U.S. Treasury Bonds	0.9
Akamai Technologies, Inc.	0.8
Government National Mortgage Association	0.8
Booking Holdings, Inc.	0.6
Schneider Electric SE	0.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR Bloomberg High Yield Bond ETF	3.7
Microsoft Corp.	2.0
NVIDIA Corp.	1.7
Apple, Inc.	1.5
Amazon.com, Inc.	1.4
Bank of America Corp.	1.3
Meta Platforms, Inc.	1.0
Mastercard, Inc.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Nestle SA	0.7

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030725
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 354,624,340
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 1,283,867
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$354,624,340 # of Portfolio Investments419 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,283,867
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	2.3
Materials	3.8
Utilities	4.4
Information Technology	7.1
Energy	7.8
Health Care	8.2
Consumer Discretionary	10.4
Real Estate	11.3
Industrials	12.8
Financials	25.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Commercial Metals Co.	0.9
Knowles Corp.	0.8
Old National Bancorp	0.8
Essent Group Ltd.	0.8
SM Energy Co.	0.8
Mueller Industries, Inc.	0.8
Bank of NT Butterfield & Son Ltd.	0.7
First BanCorp	0.7
Mr Cooper Group, Inc.	0.7
ABM Industries, Inc.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030726
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 354,624,340
Holdings Count | Holding	419
Advisory Fees Paid, Amount	$ 1,283,867
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$354,624,340 # of Portfolio Investments419 Portfolio Turnover Rate36% Total Advisory Fees Paid$1,283,867
Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	2.3
Materials	3.8
Utilities	4.4
Information Technology	7.1
Energy	7.8
Health Care	8.2
Consumer Discretionary	10.4
Real Estate	11.3
Industrials	12.8
Financials	25.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Commercial Metals Co.	0.9
Knowles Corp.	0.8
Old National Bancorp	0.8
Essent Group Ltd.	0.8
SM Energy Co.	0.8
Mueller Industries, Inc.	0.8
Bank of NT Butterfield & Son Ltd.	0.7
First BanCorp	0.7
Mr Cooper Group, Inc.	0.7
ABM Industries, Inc.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030755
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 385,073,159
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 1,316,615
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$385,073,159 # of Portfolio Investments487 Portfolio Turnover Rate11% Total Advisory Fees Paid$1,316,615
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.7
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.	0.9
Uber Technologies, Inc.	0.8
CSC Holdings LLC	0.7
DISH Network Corp.	0.7
Boeing Co.	0.6
Broadcom, Inc.	0.6
Mexico Bonos	0.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Amazon.com, Inc.	3.5
NVIDIA Corp.	3.5
S&P Global, Inc.	3.4
Alphabet, Inc.	3.4
Atlas Copco AB	2.6
Linde PLC	2.6
Mastercard, Inc.	2.5
ASML Holding NV	2.5
UnitedHealth Group, Inc.	2.4
Airbnb, Inc.	2.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030756
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Allocation Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Global Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 385,073,159
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 1,316,615
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$385,073,159 # of Portfolio Investments487 Portfolio Turnover Rate11% Total Advisory Fees Paid$1,316,615
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	1.7
Canada Government Bonds	1.1
Teva Pharmaceutical Finance Netherlands III BV	1.0
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.	0.9
Uber Technologies, Inc.	0.8
CSC Holdings LLC	0.7
DISH Network Corp.	0.7
Boeing Co.	0.6
Broadcom, Inc.	0.6
Mexico Bonos	0.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Amazon.com, Inc.	3.5
NVIDIA Corp.	3.5
S&P Global, Inc.	3.4
Alphabet, Inc.	3.4
Atlas Copco AB	2.6
Linde PLC	2.6
Mastercard, Inc.	2.5
ASML Holding NV	2.5
UnitedHealth Group, Inc.	2.4
Airbnb, Inc.	2.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030551
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 3,132,032,396
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,175,582
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,132,032,396 # of Portfolio Investments67 Portfolio Turnover Rate5% Total Advisory Fees Paid$8,175,582
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030552
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,132,032,396
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,175,582
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,132,032,396 # of Portfolio Investments67 Portfolio Turnover Rate5% Total Advisory Fees Paid$8,175,582
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030554
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 3,132,032,396
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,175,582
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,132,032,396 # of Portfolio Investments67 Portfolio Turnover Rate5% Total Advisory Fees Paid$8,175,582
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	2.2
Industrials	6.8
Financials	8.5
Health Care	12.9
Consumer Discretionary	15.2
Communication Services	22.1
Information Technology	29.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.9
Meta Platforms, Inc.	7.3
Alphabet, Inc.	6.9
Amazon.com, Inc.	6.0
Tesla, Inc.	5.9
Microsoft Corp.	5.2
Netflix, Inc.	5.2
Boeing Co.	4.9
Visa, Inc.	4.7
Oracle Corp.	4.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000119619
Shareholder Report [Line Items]
Fund Name	MetLife Multi-Index Targeted Risk Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Multi-Index Targeted Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,258,324,595
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,101,396
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,258,324,595 # of Portfolio Investments25 Portfolio Turnover Rate5% Total Advisory Fees Paid$1,101,396
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Small Cap Equities	5.8
U.S. Mid Cap Equities	9.7
International Developed Market Equities	22.4
U.S. Large Cap Equities	34.0
Investment Grade Fixed Income	39.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030615
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,494,911,624
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,496,225
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,494,911,624 # of Portfolio Investments110 Portfolio Turnover Rate6% Total Advisory Fees Paid$4,496,225
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030616
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,494,911,624
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,496,225
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,494,911,624 # of Portfolio Investments110 Portfolio Turnover Rate6% Total Advisory Fees Paid$4,496,225
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030618
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Research International Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Research International Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,494,911,624
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,496,225
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,494,911,624 # of Portfolio Investments110 Portfolio Turnover Rate6% Total Advisory Fees Paid$4,496,225
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Communication Services	3.0
Energy	4.9
Consumer Staples	6.9
Materials	9.1
Information Technology	9.2
Consumer Discretionary	9.8
Health Care	13.0
Industrials	18.8
Financials	20.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Novo Nordisk AS	4.0
Schneider Electric SE	3.5
Linde PLC	3.2
Hitachi Ltd.	2.8
Roche Holding AG	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.3
Nestle SA	2.3
NatWest Group PLC	1.9
TotalEnergies SE	1.7
Euronext NV	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030581
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,042,801,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,307,031
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,042,801,648 # of Portfolio Investments92 Portfolio Turnover Rate29% Total Advisory Fees Paid$3,307,031
Holdings [Text Block]

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030582
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,042,801,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,307,031
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,042,801,648 # of Portfolio Investments92 Portfolio Turnover Rate29% Total Advisory Fees Paid$3,307,031
Holdings [Text Block]

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030584
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Discovery Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morgan Stanley Discovery Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,042,801,648
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,307,031
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,042,801,648 # of Portfolio Investments92 Portfolio Turnover Rate29% Total Advisory Fees Paid$3,307,031
Holdings [Text Block]

Top Sectors

Value	Value
Industrials	2.3
Consumer Staples	2.4
Financials	10.3
Communication Services	12.3
Health Care	13.9
Consumer Discretionary	23.3
Information Technology	30.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Cloudflare, Inc.	8.2
Trade Desk, Inc.	7.4
DoorDash, Inc.	6.8
Global-e Online Ltd.	5.5
Affirm Holdings, Inc.	5.3
Samsara, Inc.	5.2
ROBLOX Corp.	4.9
Royalty Pharma PLC	4.5
Carvana Co.	4.1
Adyen NV	3.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100071
Shareholder Report [Line Items]
Fund Name	PanAgora Global Diversified Risk Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PanAgora Global Diversified Risk Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,871,274,534
Holdings Count | Holding	731
Advisory Fees Paid, Amount	$ 5,768,403
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,871,274,534 # of Portfolio Investments731 Portfolio Turnover Rate8% Total Advisory Fees Paid$5,768,403
Holdings [Text Block]

Top Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	5.8
U.K. Inflation-Linked Gilts	5.3
French Republic Government Bonds OAT	2.9
Deutsche Bundesrepublik Bonds Inflation-Linked	2.4
Italy Buoni Poliennali Del Tesoro	1.8
U.S. Treasury Inflation-Indexed Bonds	1.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	3.1
Galp Energia SGPS SA	0.1
BKW AG	0.1
WH Group Ltd.	0.1
Osaka Gas Co. Ltd.	0.1
Swisscom AG	0.1
Tokyo Gas Co. Ltd.	0.1
HKT Trust & HKT Ltd.	0.1
TotalEnergies SE	0.1
Telenor ASA	0.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030630
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,612,914,347
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,918,702
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,612,914,347 # of Portfolio Investments509 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,918,702
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030631
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,612,914,347
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,918,702
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,612,914,347 # of Portfolio Investments509 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,918,702
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030633
Shareholder Report [Line Items]
Fund Name	PIMCO Inflation Protected Bond Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Inflation Protected Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,612,914,347
Holdings Count | Holding	509
Advisory Fees Paid, Amount	$ 3,918,702
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,612,914,347 # of Portfolio Investments509 Portfolio Turnover Rate94% Total Advisory Fees Paid$3,918,702
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.1
Corporate Bonds & Notes	0.5
Mortgage-Backed Securities	1.5
Foreign Government	7.8
Asset-Backed Securities	9.7
Short-Term Investments	52.8
U.S. Treasury & Government Agencies	96.2

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Inflation-Indexed Notes	47.2
U.S. Treasury Inflation-Indexed Bonds	33.5
Uniform Mortgage-Backed Security, TBA	9.4
Italy Buoni Poliennali Del Tesoro	4.0
Government National Mortgage Association, TBA	2.7
Japan Government CPI-Linked Bonds	1.8
French Republic Government Bonds OAT	1.6
Federal Home Loan Mortgage Corp.	0.9
Federal National Mortgage Association	0.7
First Franklin Mortgage Loan Trust	0.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030635
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,876,937,840
Holdings Count | Holding	1,550
Advisory Fees Paid, Amount	$ 8,704,981
InvestmentCompanyPortfolioTurnover	293.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,876,937,840 # of Portfolio Investments1,550 Portfolio Turnover Rate293% Total Advisory Fees Paid$8,704,981
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030636
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 3,876,937,840
Holdings Count | Holding	1,550
Advisory Fees Paid, Amount	$ 8,704,981
InvestmentCompanyPortfolioTurnover	293.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,876,937,840 # of Portfolio Investments1,550 Portfolio Turnover Rate293% Total Advisory Fees Paid$8,704,981
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030638
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 3,876,937,840
Holdings Count | Holding	1,550
Advisory Fees Paid, Amount	$ 8,704,981
InvestmentCompanyPortfolioTurnover	293.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,876,937,840 # of Portfolio Investments1,550 Portfolio Turnover Rate293% Total Advisory Fees Paid$8,704,981
Holdings [Text Block]

Asset Allocation

Value	Value
Floating Rate Loans	0.4
Municipals	1.0
Foreign Government	4.9
Short-Term Investments	5.1
Mortgage-Backed Securities	13.4
Asset-Backed Securities	14.2
Corporate Bonds & Notes	39.6
U.S. Treasury & Government Agencies	66.9

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	44.2
U.S. Treasury Bonds	11.6
U.S. Treasury Inflation-Indexed Notes	2.2
Government National Mortgage Association REMICS	2.2
U.S. Treasury Inflation-Indexed Bonds	1.8
Federal National Mortgage Association	1.7
Federal Home Loan Mortgage Corp.	1.7
UBS Group AG	1.2
Benchmark Mortgage Trust	1.2
Ripon Mortgages PLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000112671
Shareholder Report [Line Items]
Fund Name	Schroders Global Multi-Asset Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Schroders Global Multi-Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,056,319,738
Holdings Count | Holding	960
Advisory Fees Paid, Amount	$ 3,258,069
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,056,319,738 # of Portfolio Investments960 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,258,069
Holdings [Text Block]

Top 10 Fixed Income Issuers

Bank of America Corp.	1.3
UBS Group AG	1.2
Wells Fargo & Co.	1.1
Truist Financial Corp.	0.9
T-Mobile USA, Inc.	0.9
AT&T, Inc.	0.8
Anheuser-Busch InBev Worldwide, Inc.	0.7
Bank of Ireland Group PLC	0.7
Cheniere Corpus Christi Holdings LLC	0.7
Rogers Communications, Inc.	0.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	3.5
Microsoft Corp.	2.9
NVIDIA Corp.	2.7
Apple, Inc.	2.3
Alphabet, Inc.	2.0
Amazon.com, Inc.	1.7
Meta Platforms, Inc.	1.0
Eli Lilly & Co.	0.9
JPMorgan Chase & Co.	0.8
Broadcom, Inc.	0.6

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210971
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
AssetsNet	$ 412,941,870
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 996,232
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$412,941,870 # of Portfolio Investments650 Portfolio Turnover Rate17% Total Advisory Fees Paid$996,232
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Health Care	3.1
Consumer Staples	4.9
Energy	5.1
Materials	6.6
Industrials	6.6
Communication Services	8.9
Consumer Discretionary	12.1
Financials	21.4
Information Technology	24.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Samsung Electronics Co. Ltd.	4.3
Tencent Holdings Ltd.	4.3
Alibaba Group Holding Ltd.	2.0
SK Hynix, Inc.	1.4
Reliance Industries Ltd.	1.3
Hon Hai Precision Industry Co. Ltd.	1.3
MediaTek, Inc.	1.0
Infosys Ltd.	0.9
PDD Holdings, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000210968
Shareholder Report [Line Items]
Fund Name	SSGA Emerging Markets Enhanced Index Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Emerging Markets Enhanced Index Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
AssetsNet	$ 412,941,870
Holdings Count | Holding	650
Advisory Fees Paid, Amount	$ 996,232
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$412,941,870 # of Portfolio Investments650 Portfolio Turnover Rate17% Total Advisory Fees Paid$996,232
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Health Care	3.1
Consumer Staples	4.9
Energy	5.1
Materials	6.6
Industrials	6.6
Communication Services	8.9
Consumer Discretionary	12.1
Financials	21.4
Information Technology	24.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7
Samsung Electronics Co. Ltd.	4.3
Tencent Holdings Ltd.	4.3
Alibaba Group Holding Ltd.	2.0
SK Hynix, Inc.	1.4
Reliance Industries Ltd.	1.3
Hon Hai Precision Industry Co. Ltd.	1.3
MediaTek, Inc.	1.0
Infosys Ltd.	0.9
PDD Holdings, Inc.	0.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030695
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 1,726,112,030
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,661,700
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,726,112,030 # of Portfolio Investments52 Portfolio Turnover Rate46% Total Advisory Fees Paid$2,661,700
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030696
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,726,112,030
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,661,700
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,726,112,030 # of Portfolio Investments52 Portfolio Turnover Rate46% Total Advisory Fees Paid$2,661,700
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030698
Shareholder Report [Line Items]
Fund Name	SSGA Growth and Income ETF Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth and Income ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 1,726,112,030
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,661,700
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,726,112,030 # of Portfolio Investments52 Portfolio Turnover Rate46% Total Advisory Fees Paid$2,661,700
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	3.0
Commodities	3.2
U.S. Small Cap Equities	5.1
Emerging Market Equities	10.0
High Yield Fixed Income	11.0
International Developed Market Equities	15.9
Investment Grade Fixed Income	15.9
U.S. Large Cap Equities	31.0

Largest Holdings [Text Block]

Top 10 Holdings

SPDR S&P 500 ETF Trust	14.0
SPDR Portfolio Developed World ex-US ETF	13.9
iShares Core S&P 500 ETF	11.0
iShares Core MSCI Emerging Markets ETF	10.0
Vanguard Total Bond Market ETF	9.0
SPDR Bloomberg High Yield Bond ETF	6.0
iShares Core S&P Small-Cap ETF	5.1
iShares 0-5 Year TIPS Bond ETF	4.0
SPDR Gold Shares	3.2
iShares Core S&P Mid-Cap ETF	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030700
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 747,396,261
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,183,347
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,396,261 # of Portfolio Investments51 Portfolio Turnover Rate43% Total Advisory Fees Paid$1,183,347
Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030701
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 747,396,261
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,183,347
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,396,261 # of Portfolio Investments51 Portfolio Turnover Rate43% Total Advisory Fees Paid$1,183,347
Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030703
Shareholder Report [Line Items]
Fund Name	SSGA Growth ETF Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SSGA Growth ETF Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 747,396,261
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,183,347
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$747,396,261 # of Portfolio Investments51 Portfolio Turnover Rate43% Total Advisory Fees Paid$1,183,347
Holdings [Text Block]

Asset Allocation

Value	Value
Investment Grade Fixed Income	2.0
Commodities	4.2
U.S. Mid Cap Equities	4.5
High Yield Fixed Income	5.5
U.S. Small Cap Equities	6.6
Emerging Market Equities	12.5
International Developed Market Equities	21.3
U.S. Large Cap Equities	38.9

Largest Holdings [Text Block]

Top 10 Holdings

SPDR Portfolio Developed World ex-US ETF	18.3
SPDR S&P 500 ETF Trust	17.0
iShares Core S&P 500 ETF	13.0
iShares Core MSCI Emerging Markets ETF	12.5
iShares Core S&P Small-Cap ETF	6.6
iShares Core S&P Mid-Cap ETF	4.5
SPDR Gold Shares	3.2
Energy Select Sector SPDR Fund	3.0
Schwab International Small-Cap Equity ETF	3.0
Industrial Select Sector SPDR Fund	3.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030576
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 2,642,083,797
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,538,003
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,642,083,797 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$6,538,003
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030577
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 2,642,083,797
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,538,003
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,642,083,797 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$6,538,003
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030579
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Value Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 2,642,083,797
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,538,003
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,642,083,797 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$6,538,003
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	2.5
Communication Services	3.2
Real Estate	4.1
Utilities	4.4
Energy	9.1
Consumer Staples	9.9
Information Technology	10.8
Industrials	15.6
Health Care	16.9
Financials	20.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Elevance Health, Inc.	2.8
Chubb Ltd.	2.7
Bank of America Corp.	2.6
Wells Fargo & Co.	2.5
Hartford Financial Services Group, Inc.	2.3
L3Harris Technologies, Inc.	2.2
Johnson & Johnson	2.2
News Corp.	2.2
Siemens AG	2.0
Fiserv, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030650
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,267,644,037
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,171,542
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,267,644,037 # of Portfolio Investments166 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,171,542
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030651
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,267,644,037
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,171,542
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,267,644,037 # of Portfolio Investments166 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,171,542
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030653
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Mid Cap Growth Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,267,644,037
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 4,171,542
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,267,644,037 # of Portfolio Investments166 Portfolio Turnover Rate11% Total Advisory Fees Paid$4,171,542
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Consumer Staples	4.0
Energy	5.1
Communication Services	5.6
Materials	5.6
Financials	7.1
Consumer Discretionary	12.1
Industrials	15.5
Information Technology	18.4
Health Care	22.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Marvell Technology, Inc.	2.9
Microchip Technology, Inc.	2.7
Hologic, Inc.	2.7
Trade Desk, Inc.	2.4
Teleflex, Inc.	2.0
Domino's Pizza, Inc.	2.0
Agilent Technologies, Inc.	1.9
Textron, Inc.	1.9
Ball Corp.	1.7
PTC, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154912
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,439,787,997
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,060,096
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,439,787,997 # of Portfolio Investments394 Portfolio Turnover Rate256% Total Advisory Fees Paid$3,060,096
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.5
Mortgage-Backed Securities	7.6
Asset-Backed Securities	8.9
Corporate Bonds & Notes	17.0
Short-Term Investments	18.6
U.S. Treasury & Government Agencies	78.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	31.0
Uniform Mortgage-Backed Security, TBA	13.8
Federal National Mortgage Association	10.6
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage Corp.	5.9
Government National Mortgage Association, TBA	4.3
CIM Trust	2.0
Government National Mortgage Association	2.0
JP Morgan Mortgage Trust	1.4
SLM Student Loan Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000154913
Shareholder Report [Line Items]
Fund Name	TCW Core Fixed Income Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Fixed Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,439,787,997
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 3,060,096
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,439,787,997 # of Portfolio Investments394 Portfolio Turnover Rate256% Total Advisory Fees Paid$3,060,096
Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.5
Mortgage-Backed Securities	7.6
Asset-Backed Securities	8.9
Corporate Bonds & Notes	17.0
Short-Term Investments	18.6
U.S. Treasury & Government Agencies	78.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	31.0
Uniform Mortgage-Backed Security, TBA	13.8
Federal National Mortgage Association	10.6
U.S. Treasury Bonds	10.0
Federal Home Loan Mortgage Corp.	5.9
Government National Mortgage Association, TBA	4.3
CIM Trust	2.0
Government National Mortgage Association	2.0
JP Morgan Mortgage Trust	1.4
SLM Student Loan Trust	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030586
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 925,782,461
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,641,597
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$925,782,461 # of Portfolio Investments118 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,641,597
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030587
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 925,782,461
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,641,597
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$925,782,461 # of Portfolio Investments118 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,641,597
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030589
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Mid Cap Value Portfolio
Class Name	Class E
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Victory Sycamore Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 925,782,461
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,641,597
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$925,782,461 # of Portfolio Investments118 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,641,597
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.4
Consumer Staples	5.6
Energy	5.9
Information Technology	7.7
Health Care	8.2
Real Estate	8.3
Consumer Discretionary	10.0
Materials	11.5
Financials	15.5
Industrials	20.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NNN REIT, Inc.	2.1
Alliant Energy Corp.	2.0
BJ's Wholesale Club Holdings, Inc.	2.0
Willis Towers Watson PLC	2.0
Quest Diagnostics, Inc.	2.0
U.S. Foods Holding Corp.	1.8
Hartford Financial Services Group, Inc.	1.8
Lamar Advertising Co.	1.9
Textron, Inc.	1.8
Baker Hughes Co.	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000100091
Shareholder Report [Line Items]
Fund Name	Western Asset Management Government Income Portfolio
Class Name	Class B
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Government Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 560,209,426
Holdings Count | Holding	820
Advisory Fees Paid, Amount	$ 1,158,126
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$560,209,426 # of Portfolio Investments820 Portfolio Turnover Rate79% Total Advisory Fees Paid$1,158,126
Holdings [Text Block]

Asset Allocation

Value	Value
Mortgage-Backed Securities	0.6
Short-Term Investments	1.0
Foreign Government	8.2
U.S. Treasury & Government Agencies	96.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal Home Loan Mortgage Corp.	16.1
Federal National Mortgage Association	15.7
Federal Farm Credit Banks Funding Corp.	10.4
Resolution Funding Corp. Principal STRIPS	9.7
U.S. Treasury Bonds	6.8
Government National Mortgage Association	6.7
Federal National Mortgage Association Principal STRIPS	4.8
Uniform Mortgage-Backed Security, TBA	3.9
Tennessee Valley Authority Generic STRIPS	2.6
Government National Mortgage Association REMICS	2.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT